Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Roll Forward]	$ 2,831,530	$ 2,895,919
Beginning balance	1,220,355
Ending balance	1,186,968	1,220,355
Dry-docking Activity
Property, Plant and Equipment [Line Items]
Beginning balance	31,239	38,764	$ 40,365
Transfer to vessel held for sale and write-down of vessels	(896)	(766)	0
Dry-dock amortization	(15,383)	(13,727)	(12,601)
Ending balance	51,020	31,239	38,764
Property, Plant and Equipment, Additions	$ 36,060	$ 6,968	$ 11,000